Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments
16.	Commitments:

(a)	Commitments for clinical and other agreements:
The Company entered into various clinical and other agreements requiring it to fund future expenditures of $97 (2018 - $1,613; 2017 - $7,309).

(b)	Purchase commitments:
The Company has purchase commitments with certain suppliers who assist in the production of its commercialized products. The amount of the purchase commitment is based on physical quantities manufactured; however, as at December 31, 2019, there is an aggregate minimum purchase obligation of $156 (December 31, 2018 - $318).